Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Mandatory Reserve Deposits At Central Banks [Abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 8,886	$ 7,282